Document and Entity Information	Dec. 06, 2023
Document and Entity Information [Abstract]
Document Period End Date	Dec. 06, 2023
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0291762
Entity Address, Address Line One	390 Interlocken Crescent
Entity Address, Postal Zip Code	80021
Entity Address, State or Province	CO
Entity Address, City or Town	Broomfield,
Entity Registrant Name	Vail Resorts, Inc.
City Area Code	(303)
Local Phone Number	404-1800
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000812011
Entity File Number	001-09614
Document Type	8-K